TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 client
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	271,887
Chile
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	69,926
Brazil
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	85,350
Argentina
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	64,611
Paraguay
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	52,000